     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 24, 1997

                                                   REGISTRATION NOS.: 333-2419
                                                                      811-7591

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A

                            REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933                   [X]
                        PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                        POST-EFFECTIVE AMENDMENT NO. 3                    [X]
                                    AND/OR
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                              [X]
                               AMENDMENT NO. 4                            [X]


                         TCW/DW GLOBAL TELECOM TRUST

                       (A MASSACHUSETTS BUSINESS TRUST)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048

                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                               BARRY FINK, ESQ.
                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048

                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPY TO:

                           DAVID M. BUTOWSKY, Esq.
                            Gordon Altman Butowsky
                            Weitzen Shalov & Wein
                             114 West 47th Street
                           New York, New York 10036

                              -----------------

  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this amendment.

                              -----------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

    immediately upon filing pursuant to paragraph (b)
----
 X  on July 28, 1997 pursuant to paragraph (b)
----
    60 days after filing pursuant to paragraph (a)
----
    on (date) pursuant to paragraph (a) of rule 485
----

   THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO SECTION (A)(1) OF RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE REGISTRANT FILED THE RULE 24F-2 NOTICE FOR ITS FISCAL PERIOD ENDING MAY 31, 1997 WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 2, 1997.


         AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS.

                          TCW/DW GLOBAL TELECOM TRUST

                             CROSS-REFERENCE SHEET

FORM N-1A
PART A
ITEM          CAPTION PROSPECTUS
------------- -------------------------------------------------------
 1.           Cover Page
 2.           Summary of Fund Expenses; Prospectus Summary
 3.           Financial Highlights; Performance Information
 4.           Investment Objective and Policies; The Fund and its
               Management; Cover Page; Investment Restrictions;
               Prospectus Summary
 5.           The Fund and Its Management; Back Cover;
               Investment Objective and Policies
 6.           Dividends, Distributions and Taxes; Additional
               Information
 7.           Purchase of Fund Shares; Shareholder Services;
               Repurchases and Redemptions
 8.           Purchase of Fund Shares; Repurchases and Redemptions;
               Shareholder Services
 9.           Not Applicable

PART B
ITEM          STATEMENT OF ADDITIONAL INFORMATION
------------- ------------------------------------------------------
 10.          Cover Page
 11.          Table of Contents
 12.          The Fund and Its Management
 13.          Investment Practices and Policies; Investment
               Restrictions; Portfolio Transactions and Brokerage
 14.          The Fund and Its Management; Trustees and
               Officers
 15.          Trustees and Officers
 16.          The Fund and Its Management; Custodian and Transfer
               Agent; Independent Accountants
 17.          Portfolio Transactions and Brokerage
 18.          Description of Shares
 19.          The Distributor; Purchase of Fund Shares; Repurchases
               and Redemptions; Shareholder Services; Financial
               Statements
 20.          Dividends, Distributions and Taxes
 21.          The Distributor
 22.          Performance Information
 23.          Financial Statements

PART C

   Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

Part A

     All disclosure contained in Part A (Prospectus) of Form N-1A of Post-effective Amendment No. 2 to the Registration Statement of TCW/DW Global Telecom Trust (the "Registrant"), filed with the Securities and Exchange Commission on July 22, 1997, are herewith Incorporated by Reference in this Post-Effective Amendment No. 3 to the Registration Statement of the Registrant.

Part B

     All disclosure contained in Part B (Statement of Additional Information) of Form N-1A of Post-Effective Amendment No. 2 to the Registration Statement of TCW/DW Global Telecom Trust (the "Registrant"), filed with the Securities and Exchange Commission on July 22, 1997, are herewith Incorporated by Reference in this Post-Effective Amendment No. 3 to the Registration Statement of the Registrant.

Part C

     Item 27. Financial Statements and Exhibits

              Financial Data Schedule

     All exhibits, except Exhibit 27, to Part C of Form N-1A of Post-Effective Amendment No. 2 to the Registration Statement of TCW/DW Global Telecom Trust (the "Registrant"), filed with the Securities and Exchange Commission on July 22, 1997, are herewith Incorporated by Reference in this Post-Effective Amendment No. 3 to the Registration Statement of the Registrant. Exhibit 27 - Financial Data Schedule is an additional exhibit which was inadvertently omitted from Post-Effective Amendment No. 2.

                          TCW/DW GLOBAL TELECOM TRUST

                            PART C OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

  (a)  Financial Statements

       (1)  Financial statements included in the Prospectus
            (Part A):
                                                                    Page in
                                                                   Prospectus
                                                                   ----------
            Financial Highlights for the period August 28, 1996
            (commencement of operations) through May 31, 1997..         7


                                                                    Page in
                                                                      SAI
                                                                      ---
       (2) Financial Statements included in the Statement of Additional Information (Part B)

            Portfolio of Investments at May 31, 1997...........        42

            Summary of Investments at May 31, 1997 (unaudited).        45

            Statement of Assets and Liabilities at
            May 31, 1997.......................................        46

            Statement of Operations for the period August 28,
            1996 (commencement of operations) through
            May 31, 1997.......................................        47

            Statement of Changes in Net Assets for the period
            August 28, 1996 (commencement of operations)
            through May 31, 1997...............................        48

            Notes to Financial Statements at May 31, 1997......        49

            Financial Highlights for the period August 28, 1996
            (commencement of operations) through May 31, 1997..        55

       (3)  Financial Statements included in the Part C:

            None.

  (b)  Exhibits

Exhibit
Number      Description
------      -----------


 1.   --    Form of Instrument Establishing and Designating
            Additional Classes

6(a). -- Form of Distribution Agreement between the Registrant and Dean Witter Distributiors Inc.

6(b). -- Form of Multi-Class Distribution Agreement between the Registrant and Dean Witter Distributors Inc.

11.   --    Consent of Independent Accountants

15.   --    Form of Amended and Restated Plan of Distribution
            pursuant to Rule 12b-1

27.   --    Financial Data Schedule

Other --    Form of Multiple-Class Plan pursuant to Rule 18f-3

-------------------
            All other exhibits were previously filed and are hereby incorporated by reference.


Item 25.    Persons Controlled by or Under Common Control With
            Registrant.

            None.

Item 26.    Number of Holders of Securities.

          (1)                                (2)
                                   Number of Record Holders
     Title of Class                   at  June 30, 1997
     --------------                ------------------------
                                           15,772


Shares of Beneficial Interest

Item 27.    Indemnification.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

         Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Management and Advisory Agreements, none of the Manager, the Adviser or any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

         The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

         Registrant, in conjunction with the Manager, Registrant's Trustees, and other registered investment management companies managed by the Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28.    Business and Other Connections of Investment Adviser.

         The TCW Funds Management, Inc. (the "Adviser") is a 100% owned subsidiary of The TCW Group, Inc., a Nevada corporation. The Adviser presently serves as investment adviser to: (1) TCW Funds, Inc., a diversified open-end management investment company, (2) TCW Convertible Securities Fund, Inc., a diversified closed-end management investment company; (3) TCW/DW Core Equity Trust, an open-end, non-diversified management company, (4) TCW/DW North American Government Income Trust, an open-end, non-diversified management company, (5) TCW/DW Income and Growth Fund, an open-end, non-diversified management company, (6) TCW/DW Latin American Growth Fund, an open-end, non-diversified management company, (7) TCW/DW Small Cap Growth Fund, an open-end non-diversified management company, (8) TCW/DW Term Trust 2000, a closed-end, diversified management company, (9) TCW/DW Term Trust 2002, a closed-end diversified management company, (10) TCW/DW Term Trust 2003, a closed-end diversified management company, (11) TCW/DW Balanced Fund, an open-end, diversified management company, (12) TCW/DW Emerging Markets Opportunities Trust, a closed-end, non-diversified management company, (13) TCW/DW Total Return Trust, an open-end non-diversified management investment company, (14) TCW/DW Mid-Cap Equity Trust, an open-end, diversified management investment company, (15) TCW/DW Global Telecom Trust, an open-end diversified management investment company and (16) TCW/DW Strategic Income Trust, an open-end diversified management investment company. The Adviser also serves as investment adviser or sub-adviser to other investment companies, including foreign investment companies. The list required by this Item 28 of the officers and directors of the Adviser together with information as to any other business, profession, vocation or employment of a substantive nature engaged in by the Adviser and such officers and directors during the past two years, is incorporated by reference to Form ADV (File No. 801-29075) filed by the Adviser pursuant to the Investment Advisers Act.


Item 29.    Principal Underwriters.

    (a) Dean Witter Distributors Inc. ("Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. Distributors is also the principal underwriter of the following investment companies:

 (1)      Dean Witter Liquid Asset Fund Inc.
 (2)      Dean Witter Tax-Free Daily Income Trust
 (3)      Dean Witter California Tax-Free Daily Income Trust
 (4)      Dean Witter Retirement Series
 (5)      Dean Witter Dividend Growth Securities Inc.
 (6)      Dean Witter Natural Resource Development Securities Inc.
 (7)      Dean Witter World Wide Investment Trust
 (8)      Dean Witter Capital Growth Securities
 (9)      Dean Witter Convertible Securities Trust
(10)      Active Assets Tax-Free Trust
(11)      Active Assets Money Trust
(12)      Active Assets California Tax-Free Trust
(13)      Active Assets Government Securities Trust
(14)      Dean Witter Global Utilities Fund
(15)      Dean Witter Federal Securities Trust
(16)      Dean Witter U.S. Government Securities Trust
(17)      Dean Witter High Yield Securities Inc.
(18)      Dean Witter New York Tax-Free Income Fund
(19)      Dean Witter Tax-Exempt Securities Trust
(20)      Dean Witter California Tax-Free Income Fund
(21)      Dean Witter Limited Term Municipal Trust
(22)      Dean Witter World Wide Income Trust
(23)      Dean Witter Utilities Fund
(24)      Dean Witter Strategist Fund
(25)      Dean Witter New York Municipal Money Market Trust
(26)      Dean Witter Intermediate Income Securities
(27)      Prime Income Trust
(28)      Dean Witter European Growth Fund Inc.
(29)      Dean Witter Developing Growth Securities Trust
(30)      Dean Witter Precious Metals and Minerals Trust
(31)      Dean Witter Pacific Growth Fund Inc.
(32)      Dean Witter Multi-State Municipal Series Trust
(33)      Dean Witter Short-Term U.S. Treasury Trust
(34)      Dean Witter Diversified Income Trust
(35)      Dean Witter Health Sciences Trust
(36)      Dean Witter Global Dividend Growth Securities
(37)      Dean Witter American Value Fund
(38)      Dean Witter U.S. Government Money Market Trust
(39)      Dean Witter Global Short-Term Income Fund Inc.
(40)      Dean Witter Variable Investment Series

(41)      Dean Witter Value-Added Market Series
(42)      Dean Witter Short-Term Bond Fund
(43)      Dean Witter National Municipal Trust
(44)      Dean Witter High Income Securities
(45)      Dean Witter International SmallCap Fund
(46)      Dean Witter Hawaii Municipal Trust
(47)      Dean Witter Balanced Growth Fund
(48)      Dean Witter Balanced Income Fund
(49)      Dean Witter Intermediate Term U.S. Treasury Trust
(50)      Dean Witter Global Asset Allocation Fund
(51)      Dean Witter Mid-Cap Growth Fund
(52)      Dean Witter Capital Appreciation Fund
(53)      Dean Witter Information Fund
(54)      Dean Witter Japan Fund
(55)      Dean Witter Income Builder Fund
(56)      Dean Witter Special Value Fund
(57)      Dean Witter Financial Services Trust
(58)      Dean Witter Market Leader Trust
 (1)      TCW/DW Core Equity Trust
 (2)      TCW/DW North American Government Income Trust
 (3)      TCW/DW Latin American Growth Fund
 (4)      TCW/DW Income and Growth Fund
 (5)      TCW/DW Small Cap Growth Fund
 (6)      TCW/DW Balanced Fund
 (7)      TCW/DW Total Return Trust
 (8)      TCW/DW Mid-Cap Equity Trust
 (9)      TCW/DW Global Telecom Trust
(10)      TCW/DW Strategic Income Trust


(b) The following information is given regarding directors and officers of Dean Witter Distributors Inc. ("Distributors"). The principal address of Distributors is Two World Trade Center, New York, New York 10048.

                                  POSITIONS AND
                                  OFFICE WITH DISTRIBUTORS
NAME                              AND THE REGISTRANT
----                              ------------------

Charles A. Fiumefreddo            Chairman, Chief Executive
                                  Officer and Director of
                                  Distributors and Chairman,
                                  Chief Executive Officer
                                  and Trustee of the
                                  Registrant.

Philip J. Purcell                 Director of Distributors.

Richard M. DeMartini              Director of Distributors and
                                  Trustee of the Registrant.

James F. Higgins                  Director of Distributors.

Thomas C. Schneider               Executive Vice President, Chief
                                  Financial Officer and Director
                                  of Distributors.

                                  POSITIONS AND
                                  OFFICE WITH DISTRIBUTORS
NAME                              AND THE REGISTRANT
----                              ------------------

Christine A. Edwards              Executive Vice President,
                                  Secretary, Chief Legal Officer
                                  and Director of Distributors.

Robert Scanlan                    Executive Vice President of
                                  Distributors and Vice President
                                  of the Registrant.

Mitchell M. Merin                 Executive Vice President of
                                  Distributors and Vice President
                                  of the Registrant.

Robert S. Giambrone               Senior Vice President of
                                  Distributors and Vice President
                                  of the Registrant.

Barry Fink                        Senior Vice President, Assistant
                                  General Counsel and Assistant
                                  Secretary of Distributors and Vice
                                  President, Secretary and General
                                  Counsel of the Registrant.

Frederick K. Kubler               Senior Vice President,
                                  Assistant Secretary and Chief
                                  Compliance Officer of
                                  Distributors.

Michael T. Gregg                  Vice President and Assistant
                                  Secretary of Distributors.

Edward C. Oelsner III             Vice President of Distributors.

Samuel Wolcott III                Vice President of Distributors.

Thomas F. Caloia                  Assistant Treasurer of
                                  Distributors and Treasurer of
                                  the Registrant.

Michael Interrante                Assistant Treasurer of
                                  Distributors.


Item 30.    Location of Accounts and Records

       All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 31.    Management Services

        Registrant is not a party to any such management-related service contract.



Item 32.    Undertakings

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of July, 1997.



                                            TCW/DW GLOBAL TELECOM TRUST

                                            By  /s/ Barry Fink
                                               ---------------------
                                                    Barry Fink
                                               Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 has been signed below by the following persons in the capacities and on the dates indicated.


         Signatures                     Title                    Date
         ----------                     -----                    ----


(1) Principal Executive Officer    President, Chief
                                   Executive Officer,
                                   Trustee and Chairman
By  /s/ Charles A. Fiumefreddo                                  7/24/97
        Charles A. Fiumefreddo

(2) Principal Financial Officer    Treasurer and Principal
                                   Accounting Officer

By  /s/ Thomas F. Caloia                                        7/24/97
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Richard M. DeMartini
    Thomas E. Larkin, Jr.
    Marc I. Stern

By  /s/ Barry Fink                                              7/24/97
        Barry Fink
        Attorney-in-Fact

    John C. Argue              Michael E. Nugent
    Manuel H. Johnson          John L. Schroeder
    John R. Haire

By  /s/ David M. Butowsky                                       7/24/97
        David M. Butowsky
        Attorney-in-Fact

                          TCW/DW GLOBAL TELECOM TRUST

                                 EXHIBIT INDEX
                                 -------------


1.    --      Form of Instrument Establishing and Designating Additional
              Classes

6(a). -- Form of Distribution Agreement between the Registrant and Dean Witter Distributiors Inc.

6(b). -- Form of Multi-Class Distribution Agreement between the Registrant and Dean Witter Distributors Inc.

11.   --      Consent of Independent Accountants

15.   --      Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1

27.   --      Financial Data Schedule

Other --      Form of Multiple-Class Plan pursuant to Rule 18f-3